E-VALUATOR CONSERVATIVE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

64.50%	EXCHANGE TRADED FUNDS
4.25%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	42,191	$ 2,302,785
	Vanguard Intermediate-Term Bond ETF	3,965	368,150

			2,670,935
3.51%	BROAD MARKET

	iShares Core Dividend Growth ETF	11,689	523,901
	JPMorgan US Value Factor ETF	19,250	574,613
	The SPDR S&P 1500 Value Tilt ETF	2,588	313,899
	Vanguard Extended Market ETF	4,815	792,934

			2,205,347
9.76%	CONVERTIBLE BOND
	iShares Convertible Bond ETF	63,505	6,131,408
18.53%	CORPORATE

	iShares Fallen Angels USD Bond ETF	62,752	1,846,616
	iShares Intermediate Term Corporate Bond ETF	20,556	1,270,155
	SPDR Portfolio High Yield Bond ETF	88,547	2,345,167
	The iShares Broad USD High Yield Corporate Bond ETF	55,758	2,300,575
	Vanguard Short-Term Corporate Bond ETF	46,537	3,874,205

			11,636,718
6.20%	CORPORATE HIGH YIELD

	Vanguard Intermediate-Term Corporate Bond ETF	40,110	3,896,285
0.18%	EMERGING MARKETS

	Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	1,206	67,905
	WisdomTree Emerging Markets ex-State-Owned Enterprise ETF	1,117	44,311
			112,216
4.57%	FIXED INCOME EMERGING MARKET

	Vanguard Emerging Markets Government Bond ETF	34,859	2,868,896
1.24%	GLOBAL MARKETS

	Vanguard Total World Stock ETF	8,442	781,560
2.02%	GOVERNMENT

	SPDR Bloomberg Barclays International Bond ETF	40,577	1,267,220
0.30%	INFLATION PROTECTED

	Schwab U.S. Tips ETF	3,036	188,475
1.45%	INTERNATIONAL

	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	2,200	76,032
	Renaissance International IPO ETF	2,147	78,516
	Schwab International Small-Cap Equity ETF	2,664	100,300
	SPDR Portfolio Developed world (ex-US) ETF	13,136	443,340
	Vanguard FTSE All World ex US Small Cap ETF	874	106,488
	Vanguard FTSE Developed Markets ETF	1,590	75,064
	Vanguard Total International Stock ETF	519	31,223

			910,963
9.54%	LARGE CAP
	Invesco QQQ Trust Series 1 EFT	1,002	314,367
	iShares Russell Top 200 ETF	1,729	156,111
	Schwab Fundamental International Large Cap ETF	2,104	61,605
	Schwab Fundamental Large Cap ETF	2,722	123,279
	Schwab U.S. Large-Cap Growth ETF	19,160	2,460,336
	Schwab U.S. Dividend Equity ETF	26,025	1,669,243
	SPDR Dow Jones Industrial Average ETF Trust	1,834	560,819
	Vanguard Large-Cap EFT	3,685	647,602

			5,993,362

E-VALUATOR CONSERVATIVE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

2.39%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	351	134,250
	Schwab U.S. Mid-Cap ETF	6,067	413,648
	Vanguard Mega Cap Value ETF	2,395	284,909
	Vanguard Mid-Cap ETF	1,983	410,025
	Vanguard Mid-Cap Growth ETF	1,209	256,393

			1,499,225
0.56%	SMALL CAP
	Vanguard Russell 2000 Value ETF	214	24,726
	Vanguard Small-Cap ETF	138	26,866
	Vanguard Small-Cap Growth ETF	506	135,436
	Vanguard Small-Cap Value ETF	1,142	162,404
			349,432
64.50%	TOTAL EXCHANGE TRADED FUNDS		40,512,042
34.15%	MUTUAL FUNDS

8.45%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	40,827	495,638
	Delaware Strategic Income Fund Institutional Class	24,858	214,772
	Fidelity US Bond Index Fund	158,503	1,973,358
	John Hancock Bond R6 Class	12,718	213,918
	Nuveen Strategic Income Fund R6 Class	37,998	429,762
	Vanguard Core Bond Fund Admiral Class	71,013	1,548,090
	Wells Fargo Core Plus Bond Fund R6 Class	31,910	434,618

			5,310,156
8.97%	BANK LOANS

	Shenkman Capital Floating Rate High Income Fund Institutional Class	421,087	3,962,429
	T. Rowe Price Institutional Floating Rate Fund	172,228	1,668,887
			5,631,316
0.16%	BLEND BROAD MARKET

	U.S. Vector Equity Portfolio Institutional Class	5,001	103,566
4.93%	BLEND LARGE CAP

	DFA Enhanced U.S. Large Company Portfolio Institutional Class	12,476	188,018
	DFA U.S. Large Company Portfolio Institutional Class	8,936	251,556
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	3,103	98,630
	Schwab S&P 500 Index Fund	44,604	2,561,169

			3,099,373
0.29%	BLEND SMALL CAP
	Fidelity Small Cap Index	7,390	184,608
1.29%	CONVERTIBLE

	AllianzGI Convertible Fund Institutional Class	18,789	811,113
1.40%	EMERGING MARKET STOCK
	American Funds New World Fund F3 Class	385	33,870
	Fidelity Emerging Markets Index Fund	17,678	225,214
	Vanguard Emerging Markets Bond Fund Admiral Class	21,763	618,954

			878,038
4.13%	FOREIGN AGGREGATE
	Delaware Diversified Income Fund R6 Class	41,425	392,295
	Dodge & Cox Global Bond Fund	182,000	2,200,375

			2,592,670
1.03%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	1,237	99,962
	Vanguard International Growth Fund Admiral Class	3,403	545,443

			645,405
0.75%	FOREIGN VALUE

	Vanguard International Value Fund Investor Class	11,642	468,582

E-VALUATOR CONSERVATIVE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

0.20%	GROWTH BROAD MARKET
	American New Perspective Fund R6 Class	2,105	127,424
1.73%	GROWTH LARGE CAP
	JPMorgan Large Cap Growth Fund R6 Class	2,656	165,864
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	16,021	790,490
	Vanguard U.S. Growth Fund Admiral Class	753	127,975
			1,084,329
0.09%	GROWTH SMALL CAP
	JPMorgan Small Cap Growth Fund R6 Class	1,888	58,177
0.50%	HIGH YIELD BOND

	AB GlexFree High Yield Portfolio Advisor Class	31,622	313,693
0.23%	INFLATION PROTECTED
	DFA Inflation Protected Securities Portfolio Institutional Class	5,325	70,497
	DFA LTIP Portfolio Institutional Class	5,922	70,644

			141,141
34.15%	TOTAL MUTUAL FUNDS		21,449,591
1.04%	MONEY MARKET FUNDS

	Goldman Sachs FS Government Fund, Institutional 0.03%*	652,565	652,565

99.69%	TOTAL INVESTMENTS		62,614,198
0.31%	Other assets, net of liabilities		198,068

100.00%	NET ASSETS		$ 62,812,266

* Effective 7 day yield as of December 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$40,512,042	$-	$-	$40,512,042
Mutual Funds	21,449,591	-	-	21,449,591
Money Market Funds	652,565	-	-	652,565
Total Investments	$62,614,198	$-	$-	$62,614,198

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.

At December 31, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $57,216,390 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,419,812
Gross unrealized depreciation	(22,004)

Net unrealized appreciation	$5,397,808